Summary of Significant Accounting Policies - Additional Information (Details) ¥ in Thousands		12 Months Ended
	Aug. 30, 2017	Dec. 31, 2019 USD ($) Segment Customer	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Significant Accounting Policies [Line Items]
Allowance for Doubtful Accounts Receivable		$ 0	$ 0
Inventory write-down		0	0
Impairment of investments		$ 0	0	$ 0
Land use rights lease term		30 years
Amortization expenses		$ 305,000	15,000	2,000
Finite-lived intangible assets, Amortization expense, 2020		255,000
Finite-lived intangible assets, Amortization expense, 2021		255,000
Finite-lived intangible assets, Amortization expense, 2022		252,000
Finite-lived intangible assets, Amortization expense, 2023		240,000
Finite-lived intangible assets, Amortization expense, 2024 and thereafter		146,000
Impairment of long-lived assets		0	0	0
Cash grants recorded in other income		2,151,000	1,332,000	855,000
Cash grants recorded in deferred income		$ 2,023,000	894,000
Reimbursement recognized period		5 years
Unrecognized tax benefits and related interest and penalties		$ 0	0	0
Number of reportable segments | Segment		1
Aggregate amount of cash and cash equivalents		$ 75,932,000	62,952,000	229,660,000
Share consolidation of ordinary shares and preferred shares	six-to-one
Reverse stock split, conversion ratio	6
Operating leases, ROU assets		15,071,000				$ 7,093,000
Operating lease liabilities		15,328,000				6,955,000
Reclassified prepaid rent to operating ROU assets		$ 6,736,000	$ 5,749,000			5,611,000
ASU 2016-02
Significant Accounting Policies [Line Items]
Operating leases, ROU assets						7,093,000
Reclassified prepaid rent to operating ROU assets						(138,000)
Restatement Adjustment | ASU 2016-02
Significant Accounting Policies [Line Items]
Reclassified prepaid rent to operating ROU assets						$ 138,000
Cash and Cash Equivalents
Significant Accounting Policies [Line Items]
Percentage of foreign currency risk		9.00%	6.00%
Customer Concentration Risk | Revenue from Contract with Customer Benchmark
Significant Accounting Policies [Line Items]
Concentration risk percentage		80.00%
Number of customers accounted for around 80% of group's revenue | Customer		1
Customer Concentration Risk | Accounts Receivable
Significant Accounting Policies [Line Items]
Concentration risk percentage		100.00%
Foreign Currency Risk | Cash and Cash Equivalents
Significant Accounting Policies [Line Items]
Aggregate amount of cash and cash equivalents | ¥					¥ 47,168		¥ 26,878
Deferred Income
Significant Accounting Policies [Line Items]
Reimbursements recognized		$ 858,000	$ 1,170,000
Other Income
Significant Accounting Policies [Line Items]
Reimbursements recognized		$ 312,000	$ 312,000	$ 78,000
Minimum
Significant Accounting Policies [Line Items]
Intangible assets amortization period		1 year
Maximum
Significant Accounting Policies [Line Items]
Intangible assets amortization period		5 years